Equity - Schedule of Changes in Outstanding Options (Details) - Share options [member]		12 Months Ended
		Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Schedule of Changes in Outstanding Options [Line Items]
Number of options, Beginning balance	[1]	14,474,648	14,372,252	15,409,236
Weighted average exercise price, Beginning balance	[1]	$ 7.58	$ 9.6	$ 7.75
Number of options, Granted	[1]	725,020	725,200	379,600
Weighted average exercise price, Granted	[1]	$ 15.11	$ 17.58	$ 20.1
Number of options, Exercised	[1]	(1,197,280)	(229,960)	(1,027,960)
Weighted average exercise price, Exercised	[1]	$ 7.5	$ 3.86	$ 2.5
Number of options, Forfeited	[1]	(86,590)	(392,844)	(388,624)
Weighted average exercise price, Forfeited	[1]	$ 19.04	$ 18.28	$ 17.26
Number of options, Ending balance	[1]	13,915,798	14,474,648	14,372,252
Weighted average exercise price, Ending balance	[1]	$ 9.18	$ 7.58	$ 9.6
Number of options, Options exercisable at end of year	[1]	12,317,036	12,537,644	11,004,004
Weighted average exercise price, Options exercisable at end of year	[1]	$ 8.02	$ 6.35	$ 7.13

[1]	Numbers of shares and USD weighted average exercise prices have been retroactively adjusted to reflect the Recapitalization, as in Note 16(A)